--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 2001 through October 31, 2001.

The Fund had net assets of $503,985,558 and 2,728 active shareholders as of October 31, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Put Bond (b) (2.38%)
------------------------------------------------------------------------------------------------------------------------------------
$ 12,010,000  New York State Dormitory Authority
              Insured by FHA                                                    04/04/02     3.25%   $ 12,010,000           A1+
------------                                                                                         ------------
  12,010,000  Total Put Bond                                                                           12,010,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (7.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  8,000,000  New York City, NY MTA Transportation Facilities - Series CP1
              LOC ABN AMRO Bank N.A.                                            11/28/01     1.95%   $  8,000,000    P1     A1+
  15,000,000  New York City Municipal Water Finance Authority - Series 3
              LOC Toronto Dominion Bank/Bank of Nova Scotia/Commerzbank A.G.    11/14/01     1.80      15,000,000    P1     A1+
   5,000,000  New York City Municipal Water Finance Authority - Series 4
              LOC Westdeutsche Landesbank                                       01/10/02     2.00       5,000,000    P1     A1+
   8,100,000  New York State Environmental Quality
              LOC Bayerische Landesbank/Landesbank Hessen                       11/27/01     1.95       8,100,000  VMIG-1   A1+
------------                                                                                         ------------
  36,100,000  Total Tax Exempt Commercial Paper                                                        36,100,000
------------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (12.30%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  Chautauqua County, NY Falconer Central School District BAN (c)    11/21/01     4.40%   $ 10,000,522
   2,000,000  Clarkstown, NY Central School District BAN (c)                    08/02/02     2.70       2,006,201
  15,000,000  Commonwealth of Puerto Rico Public Improvement
              Bonds Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    08/01/02     2.73      15,000,000           A1
   5,300,000  East Moriches, NY UFSD TAN (c)                                    06/21/02     2.75       5,300,980
   2,500,000  New York, NY Board of Educational Services RAN-2 (c)              01/30/02     2.20       2,504,842
   4,950,000  Phoenix, NY Central School District RAN (c)                       06/28/02     2.75       4,950,940
   1,600,000  Portville, NY Central School District RAN (c)                     06/28/02     2.80       1,605,092
   4,500,000  Saratoga Springs, NY Central School District BAN (c)              12/19/01     3.21       4,500,287
   8,109,000  Wallkill, NY Central School District TAN (c)                      06/28/02     2.75       8,110,221
   5,000,000  Westchester County, NY
              New Rochelle Central School District BAN - Series 2000            12/21/01     3.12       5,005,687   MIG-1
   3,000,000  West Genesee, NY Central School District RAN (c)                  06/28/02     2.70       3,008,127
------------                                                                                         ------------
  61,959,000  Total Tax Exempt General Obligation Notes & Bonds                                        61,992,899
------------                                                                                         ------------
Variable Rate Demand Instruments (74.90%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,100,000  Babylon County, NY IDA Resource Recovery (Babylon Project)
              LOC Union Bank of Switzerland                                     12/01/24     1.95%   $  2,100,000           A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  Commonwealth of Puerto Rico Highway & Tranportation Authority
              Insured by AMBAC Indemnity Corp.                                  07/01/28     1.65%   $ 10,000,000  VMIG-1   A1+
   1,600,000  Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                   01/01/20     1.80       1,600,000  VMIG-1   A1+
   1,000,000  Islip, NY Brentwood IDA (c)
              LOC Fleet Bank                                                    05/01/09     1.90       1,000,000
   4,500,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project) - Series A
              LOC Morgan Guaranty Trust Company                                 05/01/22     1.70       4,500,000  VMIG-1   A1+
   3,000,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project)
              LOC Landesbank Hessen                                             05/01/20     1.90       3,000,000  VMIG-1   A1+
   4,850,000  Jefferson County, NY IDA IDRB (Stature Electric) (c)
              LOC PNC Bank, N.A.                                                10/01/13     2.15       4,850,000
   1,300,000  Long Island Power Authority RB - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                   04/01/25     1.70       1,300,000  VMIG-1   A1+
   5,000,000  Long Island Power Authority RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                   04/01/25     1.70       5,000,000  VMIG-1   A1+
   1,600,000  Long Island Power Authority, NY RB (Electric System)
              LOC Westdeutsche Landesbank/
              State Street Bank and Trust Company                               05/01/33     1.70       1,600,000  VMIG-1   A1+
   1,370,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A               07/01/15     1.70       1,370,000  VMIG-1   A1+
     650,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B               07/01/23     1.70         650,000  VMIG-1   A1+
   8,000,000  Monroe County, NY IDA (St. Anne's Home Corporate Project)
              LOC HSBC Bank US                                                  07/01/30     1.70       8,000,000  VMIG-1
   2,500,000  Monroe County, NY IDA - Series A
              LOC First Union National Bank                                     06/01/29     2.10       2,500,000  VMIG-1
   4,500,000  New York City, NY GO - Subseries F-3
              LOC Morgan Guaranty Trust Company                                 02/15/13     1.85       4,500,000  VMIG-1   A1+
   6,200,000  New York City, NY GO - Subseries A-5
              LOC KBC Bank                                                      08/01/15     1.95       6,200,000  VMIG-1   A1+
   7,900,000  New York City, NY GO Series F-6
              LOC Morgan Guaranty Trust Company                                 02/15/18     1.85       7,900,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  New York City, NY GO - Series B
              Insured by FGIC                                                   10/01/20     2.20%   $  3,000,000  VMIG-1   A1+
   1,600,000  New York, NY GO Bonds - Series 1993B
              Insured by FGIC                                                   10/01/21     2.20       1,600,000  VMIG-1   A1+
   1,655,000  New York City, NY GO Bond Fiscal 1993
              LOC Landesbank Hessen                                             08/01/19     1.70       1,655,000  VMIG-1   A1+
   8,800,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21     2.00       8,800,000  VMIG-1   A1+
   5,500,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/22     2.00       5,500,000  VMIG-1   A1+
   3,000,000  New York City, NY GO - Series 1 1996F
              Insured by FSA                                                    02/01/19     1.98       3,000,000           A1+
   2,000,000  New York City, NY GO Fiscal 1995
              LOC Chase Manhattan Bank, N.A.                                    08/15/23     1.75       2,000,000  VMIG-1   A1+
   1,815,000  New York City, NY Health & Hospital Corporation RB
              (Health System) - Series B
              LOC Toronto Dominion Bank                                         02/15/26     1.75       1,815,000  VMIG-1   A1+
   2,600,000  New York City, NY
              Health & Hospital Corporation Health System - Series A
              LOC Morgan Guaranty Trust Company                                 02/15/26     1.75       2,600,000  VMIG-1   A1+
   6,525,000  New York City, NY Housing Development Corporation
              Multifamily Rent Housing (Jane Street Development)
              Collateralized by Federal National Mortgage Association           09/15/28     1.75       6,525,000           A1+
   2,900,000  New York City, NY Housing Development Corporation
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                    05/01/30     1.85       2,900,000           A1
   2,400,000  New York City, NY Housing Development Corporation
              Mortgage MHRB (James Tower) - Series A
              LOC Citibank, N.A.                                                07/01/05     1.80       2,400,000           A1+
   4,340,000  New York City, NY Municipal Water Finance Authority
              (Water & Sewer System) - Series C
              Insured by FGIC                                                   06/15/22     1.95       4,340,000  VMIG-1   A1+
   5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/23     1.98       5,000,000           A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity             Value             Standard
   Amount                                                                              Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                              ----     -----    ------     ------- --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,555,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                        06/15/29    1.98%  $ 3,555,000          A1+
   5,000,000  New York City, NY IDA Civil Facilities (Center For Jewish History)
              LOC Allied Irish Bank                                                  09/01/31    1.89     5,000,000  VMIG-1
  10,000,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                     11/01/24    1.95    10,000,000  VMIG-1  A1+
   3,050,000  New York City, NY Transitional Finance Authority - Subseries B-3       11/01/28    1.80     3,050,000  VMIG-1  A1+
   3,600,000  New York City, NY Transitional Finance Authority - Series L29 - Reg D  11/30/01    1.90     3,600,000  VMIG-1
   1,200,000  New York City, NY Trust For Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutche Landesbank                                             12/01/15    2.00     1,200,000  VMIG-1  A1+
   4,885,000  New York City, NY Trust For Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutsche Landesbank                                            12/01/10    2.00     4,885,000  VMIG-1  A1+
   3,500,000  New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989A
              LOC Chase Manhattan Bank, N.A.                                         07/01/19    2.00     3,500,000  VMIG-1  A1+
   3,300,000  New York State Dormitory Authority RB
              (Memoria Sloan-Kettering Cancer Center) - Series 1989C
              LOC Chase Manhattan Bank, N.A.                                         07/01/19    1.85     3,300,000  VMIG-1  A1+
   4,695,000  New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989D
              LOC Chase Manhattan Bank, N.A.                                         07/01/19    1.85     4,695,000  VMIG-1  A1+
   3,000,000  New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto Dominion Bank                                              07/01/29    1.90     3,000,000          A1+
   1,000,000  New York State Dormitory Authority (Merlots)
              Insured by AMBAC Indemnity Corp.                                       02/15/18    2.06     1,000,000  VMIG-1
   9,555,000  New York State Development Corporation (Eagle)                         07/01/16    1.98     9,555,000          A1+
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)                                                 06/15/33    1.98     2,000,000          A1+
   7,015,000  New York State Dormitory Authority RB (Oxford University Press Inc.)
              LOC Landesbank Hessen                                                  07/01/23    2.00     7,015,000  VMIG-1
   3,200,000  New York State Dormitory Authority (Wagner College Project)
              LOC Morgan Guaranty Trust Company                                      07/01/28    1.75     3,200,000          A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  New York State ERDA RB
              (Con Edison Company) - Subseries A-2
              LOC Barclays Bank PLC                                             06/01/36     1.75%   $ 3,000,000   VMIG-1   A1
   3,000,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                         12/01/25     2.00      3,000,000     P1
  13,300,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              Series 1985C
              LOC Canadian Imperial Bank of Commerce                            12/01/25     2.00     13,300,000     P1
   1,200,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                         12/01/26     2.05      1,200,000     P1
  11,900,000  New York State ERDA (New York Electric & Gas)
              LOC Mellon Bank                                                   02/01/29     2.00     11,900,000   VMIG-1   A1+
   4,000,000  New York State ERDA
              (Rochester Gas & Electric Corporation)
              Insured by MBIA Insurance Corp.                                   08/01/32     1.70      4,000,000   VMIG-1   A1+
   4,600,000  New York State ERDA (Electric & Gas)
              LOC Bank One                                                      10/01/29     1.90      4,600,000   VMIG-1   A1+
   7,200,000  New York State HFA (70 Battery Place) - Series A
              Collateralized by Federal National Mortgage Association           05/15/29     2.10      7,200,000   VMIG-1
   5,000,000  New York State HFA RB (E 39th Street Housing)
              LOC Key Bank, N.A.                                                11/01/32     1.85      5,000,000   VMIG-1
  12,000,000  New York State HFA (Normandie Court II Project)
              Collateralized by Federal Home Loan Mortgage Corporation          11/01/29     1.75     12,000,000   VMIG-1
  12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A             05/15/30     1.75     12,000,000   VMIG-1
   8,300,000  New York State HFA (Fifth Avenue Project)
              Collateralized by Federal National Mortgage Association           05/15/31     1.85      8,300,000   VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Collateralized by Federal National Mortgage Association           11/01/24     1.75      4,000,000   VMIG-1
   9,800,000  New York State Local
              Government Assistance Corporation - Series 1994B
              LOC Westdeutsche Landesbank/Bayerische Landesbank                 04/01/23     1.70      9,800,000   VMIG-1   A1+
   1,000,000  New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                           04/01/25     1.65      1,000,000   VMIG-1   A1+
   2,400,000  New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                             04/01/25     1.65      2,400,000   VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date     Yield  (Note 1)     Moody's & Poor's
   ------                                                                              ----     -----   ------      ------- --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  8,100,000  New York State Local Government Assistance Corporation - Series 1995F
              LOC Toronto Dominion Bank                                              04/01/25    1.70%  $ 8,100,000  VMIG-1  A1+
     175,000   New York State Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                         11/01/03    1.80       175,000  VMIG-1
     900,000   New York State Medical Care Facility Financial Authority
              LOC Chase Manhattan Bank, N.A.                                         11/01/15    1.85       900,000  VMIG-1
  15,000,000  New York Triborough Bridge Tunnel Authority BAN - Series A (c)         01/01/03    2.70    15,000,000
   6,000,000  New York Triborough Bridge & Tunnel Authority
              Insured by AMBAC Indemnity Corp.                                       01/01/13    1.80     6,000,000  VMIG-1  A1+
  40,000,000  New York Tobacco P-Floats PA797
              LOC Merrill Lynch & Company, Inc.                                      07/15/39    2.18    40,000,000  VMIG-1
   2,000,000  Puerto Rico Commonwealth PA 625
              Insured by AMBAC Indemnity Corp.                                       07/01/10    1.98     2,000,000          A1+
   2,320,000  Puerto Rico Housing Finance Corporate (Eagle) - Series 2000-C5102
              Insured by AMBAC Indemnity Corp.                                       10/01/11    2.03     2,320,000          A1+
   2,000,000  Puerto Rico Industrial Medical & Enviromental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Banco Santander                                                    10/01/21    1.90     2,000,000          A1+
   1,000,000  Puerto Rico PFC P-Floats PA 579
              Insured by AMBAC Indemnity Corp.                                       06/01/16    1.98     1,000,000          A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)            12/01/33    2.18     2,000,000          A1
   4,500,000  Triborough Bridge & Tunnel Authority
              Special Obligation Refunding - Series C
              Insured by FSA                                                         01/01/31    1.75     4,500,000  VMIG-1  A1+
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC Bank One                                                           12/01/14    2.15     5,000,000          A1+
------------                                                                                            -----------
 377,455,000  Total Variable Rate Demand Instruments                                                    377,455,000
------------                                                                                            -----------
Variable Rate Demand Instruments - Private Placements (1.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                          09/01/21    3.90%  $ 3,000,000    P1    A1+
   3,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                          09/01/21    3.90     3,500,000    P1    A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity             Value               Standard
   Amount                                                                         Date      Yield   (Note 1)     Moody's & Poor's
   ------                                                                         ----      -----    ------      ------- --------
Variable Rate Demand Instruments - Private Placements (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,545,000  New York City Civic Facilities IDA RB 1997
              (Epiphany Community Nursery School Project)
              LOC Bank of New York                                              05/01/11     2.23%  $  2,545,000   VMIG-1
     698,750  Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                04/01/16     3.30        698,750     P1     A1
     220,417  Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                07/01/15     3.30        220,417     P1     A1
------------                                                                                         -----------
   9,964,167  Total Variable Rate Demand Instruments - Private Placements                              9,964,167
------------                                                                                         -----------
              Total Investments (98.72%) (Cost $497,522,066+)                                       $497,522,066
              Cash And Other Assets, Net Of Liabilities (1.28%)                                        6,463,492
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $503,985,558
                                                                                                    ============
              Net Asset Value offering and redemption price per share:
              Class A Shares, 346,476,439 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============
              Class B Shares,  53,733,256 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============
              Victory Shares, 103,779,566 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============

              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
    BAN      =   Bond Anticipation Note                         MHRB     =   Multi-family Housing Revenue Bond
    ERDA     =   Energy and Research Development Authority      MTA      =   Metropolitan Transit Authority
    FGIC     =   Financial Guarantee Insurance Company          PCFA     =   Pollution Control Financial Authority
    FHA      =   Federal Housing Administration                 PCRB     =   Pollution Control Revenue Bond
    FSA      =   Financial Securities Assurance                 PFC      =   Public Finance Company
    GO       =   General Obligation                             RAN      =   Revenue Anticipation Note
    HFA      =   Housing Finance Authority                      RB       =   Revenue Bond
    IDA      =   Industrial Development Authority               TAN      =   Tax Anticipation Note
    IDRB     =   Industrial Development Revenue Bond            UFSD     =   Unified School District
    LOC      =   Letter of Credit




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2001
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:

   Interest.....................................................................       $ 7,737,532
                                                                                        ----------
Expenses: (Note 2)

   Investment management fee....................................................           883,544

   Administration fee...........................................................           618,481

   Shareholder servicing fee (Class A)..........................................           414,050

   Shareholder servicing fee (Evergreen shares).................................            26,614

   Shareholder servicing fee (Victory shares)...................................            94,766

   Custodian expenses...........................................................            23,815

   Shareholder servicing and
       related shareholder expenses+............................................           245,348

   Legal, compliance and filing fees............................................            52,795

   Audit and accounting.........................................................            59,492

   Directors' fees and expenses.................................................            12,285

   Other expenses...............................................................            17,613
                                                                                        ----------
       Total expenses...........................................................         2,448,803

       Less: Expenses paid indirectly...........................................       (       418)
                                                                                        ----------
             Net expenses.......................................................         2,448,385
                                                                                        ----------
Net investment income...........................................................         5,289,147



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................            -0-
                                                                                        ----------
Increase in net assets from operations..........................................       $ 5,289,147
                                                                                        ==========



+ Includes class specific transfer agency expenses of $170,761, $13,400, $10,976 $39,083 for Class A, Class B, Evergreen, and Victory shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 2001             Ended
                                                                        (Unaudited)           April 30, 2001
                                                                        -----------           --------------

INCREASE (DECREASE) IN NET ASSETS


Operations:

    Net investment income.........................................      $  5,289,147           $  15,661,276
    Net realized gain (loss) on investments.......................           -0-                     -0-
                                                                        ------------           -------------
    Increase in net assets from operations........................         5,289,147              15,661,276

Dividends to shareholders from net investment income
    Class A.......................................................      (  3,735,116)*         (  10,582,325)*
    Class B.......................................................      (    527,709)*         (   1,872,208)*
    Evergreen shares..............................................      (    197,932)*         (     620,008)*
    Victory shares................................................      (    828,390)*         (   2,586,735)*

Capital share transactions (Note 3)
    Class A.......................................................      ( 60,317,887)             83,575,564
    Class B.......................................................         8,583,996               5,872,276
    Evergreen shares..............................................      ( 26,235,846)              8,049,936
    Victory shares................................................        25,351,939              12,682,131
                                                                         -----------            ------------
        Total increase (decrease).................................      ( 52,617,798)            110,179,907

Net assets:

    Beginning of period...........................................       556,603,356             446,423,449
                                                                        ------------           -------------
    End of period.................................................      $503,985,558           $ 556,603,356
                                                                        ============           =============



*    Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1.   Summary of Accounting Policies.

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Evergreen and Victory shares commenced on August 27,1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $146,049 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Included under the same caption are expenses paid indirectly of $418.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At October 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $503,987,572. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2001                         Ended
                                                  (Unaudited)                      April 30, 2001
Class A                                           -----------                      --------------
-------
Sold......................................        413,780,048                         898,041,320
Issued on reinvestment of dividends.......          3,957,476                          10,189,007
Redeemed..................................       (478,055,411)                       (824,654,763)
                                                  -----------                         -----------
Net increase (decrease)...................       ( 60,317,887)                         83,575,564
                                                  ===========                         ===========

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2001                         Ended
                                                  (Unaudited)                      April 30, 2001
Class B                                           -----------                      --------------
-------
Sold......................................        143,458,374                         314,038,768
Issued on reinvestment of dividends.......            535,033                           1,827,227
Redeemed..................................       (135,409,411)                       (309,993,719)
                                                  -----------                         -----------
Net increase..............................          8,583,996                           5,872,276
                                                  ===========                         ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Capital Stock (Continued)

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2001                         Ended
                                                  (Unaudited)                      April 30, 2001
Evergreen Shares*                                 -----------                      --------------
-----------------
Sold......................................         14,491,136                          42,479,361
Issued on reinvestment of dividends.......            197,913                             619,927
Redeemed..................................        (40,924,895)                       ( 35,049,352)
                                                   ----------                         -----------
Net increase (decrease)...................        (26,235,846)                          8,049,936
                                                   ==========                         ===========

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2001                         Ended
                                                  (Unaudited)                      April 30, 2001
Victory Shares                                    -----------                      --------------
--------------
Sold......................................         81,085,490                         118,853,256
Issued on reinvestment of dividends.......            828,334                           2,586,435
Redeemed..................................        (56,561,885)                       (108,757,560)
                                                   ----------                         -----------
Net increase..............................         25,351,939                          12,682,131
                                                   ==========                         ===========

* Evergreen shares liquidated on September 24, 2001.



4. Sales of Securities

Accumulated undistributed realized losses at October 31, 2001 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 81% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights

                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS A                                        October 31, 2001    -----------------------------------------------------------
-------                                          (Unaudited)        2001         2000         1999         1998          1997
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
Income from investment operations:                 -------         -------      -------      -------      -------       -------
  Net investment income........................      0.009           0.031        0.026        0.025        0.029         0.028
Less distributions:
  Dividends from net investment income.........    ( 0.009)        ( 0.031)     ( 0.026)     ( 0.025)     ( 0.029)      ( 0.028)
                                                    ------          ------       ------       ------       ------        ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   =======         =======      =======      =======      =======       =======
Total Return...................................      0.90%(a)        3.11%        2.62%        2.48%        2.90%         2.80%
Ratios/Supplemental Data
Net assets, end of period (000)................   $346,474        $406,791     $323,216     $473,965     $370,044      $323,746
Ratios to average net assets:
  Expenses.....................................      0.85%(b)        0.87%        0.86%        0.85%        0.85%         0.82%
  Net investment income........................      1.78%(b)        3.03%        2.59%        2.43%        2.85%         2.76%


CLASS B                                           Six Months                    Year Ended                    October 10, 1996
-------                                             Ended                        April 30,                    (Commencement
                                               October 31, 2001  -----------------------------------------     of Sales) to
                                                 (Unaudited)      2001       2000       1999       1998       April 30, 1997
                                                  ---------      ---------  --------   --------   --------    --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00        $  1.00    $ 1.00     $ 1.00     $ 1.00         $ 1.00
Income from investment operations:                 -------       --------   -------    -------   --------        -------
  Net investment income........................      0.010          0.033     0.028      0.027      0.031          0.017
Less distributions:
  Dividends from net investment income.........    ( 0.010)      (  0.033)  ( 0.028)   ( 0.027)   ( 0.031)       ( 0.017)
                                                    ------        -------    ------     ------     ------         ------
Net asset value, end of period.................    $ 1.00        $  1.00    $ 1.00     $ 1.00     $ 1.00         $ 1.00
                                                   =======       ========   =======    =======    =======        =======
Total Return...................................      1.02%(a)       3.37%     2.84%      2.70%      3.12%          3.02%(b)
Ratios/Supplemental Data
Net assets, end of period (000)................    $53,733       $ 45,149   $39,277    $ 7,377    $ 4,412        $     7
Ratios to average net assets:
  Expenses.....................................      0.62%(b)       0.62%     0.64%      0.64%      0.64%          0.62%(b)
  Net investment income........................      1.97%(b)       3.31%     2.87%      2.68%      2.94%          2.99%(b)

(a) Not annualized
(b) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued)

                                                     Six Months
                                                        Ended                 Year                 August 27, 1999
VICTORY SHARES                                     October 31, 2001            Ended          (Commencement of Offering)
--------------                                        (Unaudited)         April 30, 2001           to April 30, 2000
                                                       ---------          --------------           -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........        $   1.00              $   1.00                  $   1.00
Income from investment operations:                     ---------             ---------                 ---------
  Net investment income........................            0.009                 0.031                     0.018
Less distributions:
  Dividends from net investment income.........        (   0.009)            (   0.031)                (   0.018)
                                                        --------              --------                  --------
Net asset value, end of period.................        $   1.00              $   1.00                  $  1.00
                                                       =========             =========                 =========
Total Return...................................            0.90%(a)              3.11%                     1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................        $ 103,779             $  78,428                 $  65,745
Ratios to average net assets:
  Expenses.....................................            0.85%(b)              0.87%                     0.86%(b)
  Net investment income........................            1.78%(b)              3.03%                     2.59%(b)

(a) Not annualized
(b) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



NY10/01S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.









                               Semi-Annual Report
                                 October 31,2001
                                   (Unaudited)















--------------------------------------------------------------------------------